Investments in Affiliates	12 Months Ended
Dec. 31, 2024
Investments in Affiliates [Abstract]
Investments in Affiliates

 (9) Investments in Affiliates

As of December 31, 2023 and 2024, the Group’s investments accounted for under the equity method were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
BGM (Note 2(i) and Note 3)	—	1,000,000
HK JVs (Note 2(i))	—	4,683
Total	—	1,004,683